Supplemental Cash Flow Information - Summary of Non-cash Investing and Financing Transactions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Statement of cash flows [abstract]
Acquisition of building and equipment by lease	$ 287	$ 995	$ 7,826
Settlement of convertible debentures	$ 0	$ 4,242	$ 0